RELATED PARTY TRANSACTIONS (Schedule of Related Parties by Related Party) (Details)	12 Months Ended
Dec. 31, 2012
Mr. Guo [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The ultimate controlling shareholder of the Company
Lentuo Electromechanical [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Lentuo Second-hand Motor Vehicle Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Lentuo Cultural Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Lentuo Ruitong Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Tonghe Advertising Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Weitzman Vehicle Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company significantly influenced by Mr. Guo
Chuanxin Sun [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A shareholder of the Company
Mr. Yingjie Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Non-controlling shareholder of Yuchen
Mr. Fuli Guo [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Non-controlling shareholder of Yuchen
Haowu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The holding company of non-controlling shareholder of Ruitai